UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Multi-Manager Large Cap Growth Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.67%
Technology	20.24
Communications	19.89
Consumer, Cyclical	12.91
Financial	10.43
Industrial	6.31
Basic Materials	1.09
Energy	0.99
Short Term Investments	3.47
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,172.30	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Investor Class
Actual	$1,000.00	$1,170.30	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class and 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.10%
35,762	International Flavors & Fragrances Inc	$ 4,827,870
12,123	Sherwin-Williams Co	4,254,688
		9,082,558
Communications — 20.10%
53,647	Alphabet Inc Class C(a)	48,750,638
45,411	Amazon.com Inc(a)	43,957,848
302,523	Comcast Corp Class A	11,774,195
101,369	Facebook Inc Class A(a)	15,304,692
18,414	MercadoLibre Inc	4,619,704
31,626	Netflix Inc(a)	4,725,241
4,368	Priceline Group Inc(a)	8,170,432
69,790	Snap Inc Class A(a)(b)	1,240,168
147,124	Time Warner Inc	14,772,721
21,430	VeriSign Inc(a)(b)	1,992,133
97,549	Walt Disney Co	10,364,581
		165,672,353
Consumer, Cyclical — 13.05%
164,098	CVS Health Corp	13,203,325
185,682	Delta Air Lines Inc	9,978,551
212,709	Home Depot Inc	32,629,561
44,064	Las Vegas Sands Corp	2,815,249
69,154	Newell Brands Inc	3,708,037
70,555	NIKE Inc Class B	4,162,745
15,856	O'Reilly Automotive Inc(a)	3,468,341
168,453	Ross Stores Inc	9,724,792
88,259	Southwest Airlines Co	5,484,414
150,755	Starbucks Corp	8,790,524
8,365	Tesla Motors Inc(a)(b)	3,024,868
36,812	Ulta Salon Cosmetics & Fragrance Inc(a)	10,577,560
		107,567,967
Consumer, Non-Cyclical — 24.93%
48,337	Allergan PLC	11,750,241
33,752	Becton Dickinson & Co	6,585,353
166,202	Boston Scientific Corp(a)	4,607,119
117,011	Celgene Corp(a)	15,196,219
72,105	Colgate-Palmolive Co	5,345,144
21,424	Constellation Brands Inc Class A	4,150,472
24,588	Cooper Cos Inc	5,886,859
27,650	DexCom Inc(a)(b)	2,022,597
88,924	Ecolab Inc	11,804,661
25,176	Edwards Lifesciences Corp(a)	2,976,810
89,041	Gilead Sciences Inc	6,302,322
54,650	Hershey Co	5,867,770
8,770	Humana Inc	2,110,237
15,715	Illumina Inc(a)	2,726,867
18,928	Incyte Corp(a)	2,383,224
14,527	Intuitive Surgical Inc(a)	13,588,120
68,297	Johnson & Johnson	9,035,010
103,492	Medtronic PLC	9,184,915
105,798	Monster Beverage Corp(a)	5,256,045
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
162,095	PayPal Holdings Inc(a)	$ 8,699,639
102,118	PepsiCo Inc	11,793,608
3,896	Regeneron Pharmaceuticals Inc(a)	1,913,481
138,963	Reynolds American Inc	9,038,154
39,186	S&P Global Inc	5,720,764
102,153	Thermo Fisher Scientific Inc	17,822,634
17,770	United Rentals Inc(a)	2,002,857
40,523	UnitedHealth Group Inc	7,513,775
81,019	Vantiv Inc Class A(a)	5,131,743
70,842	Vertex Pharmaceuticals Inc(a)	9,129,409
		205,546,049
Energy — 1.00%
195,029	Cabot Oil & Gas Corp	4,891,328
21,002	Pioneer Natural Resources Co	3,351,499
		8,242,827
Financial — 10.55%
243,552	Charles Schwab Corp	10,462,994
7,087	Equinix Inc REIT	3,041,457
288,138	Intercontinental Exchange Inc	18,994,057
91,797	Marsh & McLennan Cos Inc	7,156,494
279,227	MasterCard Inc Class A	33,912,119
74,852	Morgan Stanley	3,335,405
10,540	SVB Financial Group(a)	1,852,827
87,170	Visa Inc Class A	8,174,802
		86,930,155
Industrial — 6.37%
13,300	Acuity Brands Inc(b)	2,703,624
106,812	Amphenol Corp Class A	7,884,862
43,966	Honeywell International Inc	5,860,228
163,782	Masco Corp	6,258,110
12,932	Northrop Grumman Corp	3,319,774
67,913	Raytheon Co	10,966,591
13,038	Rockwell Automation Inc	2,111,635
22,443	Roper Technologies Inc	5,196,228
46,726	United Technologies Corp	5,705,712
20,033	Vulcan Materials Co	2,537,780
		52,544,544
Technology — 20.45%
166,171	Activision Blizzard Inc	9,566,464
128,154	Adobe Systems Inc(a)	18,126,102
308,316	Apple Inc	44,403,670
151,361	Applied Materials Inc	6,252,723
83,938	Broadcom Ltd	19,561,751
106,018	Cognizant Technology Solutions Corp Class A	7,039,595
65,774	Electronic Arts Inc(a)	6,953,627
483,192	Microsoft Corp	33,306,425
97,585	NVIDIA Corp	14,106,888
31,389	Salesforce.com Inc(a)	2,718,287

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
61,694	ServiceNow Inc(a)	$ 6,539,564
		168,575,096
TOTAL COMMON STOCK — 97.55% (Cost $630,052,161)		$804,161,549
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.39%
$19,700,000	Federal Home Loan Bank 0.41%, 07/03/2017	19,699,562
Repurchase Agreements — 1.12%
473,241	Undivided interest of 1.83% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $473,241 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(c)	473,241
2,194,654	Undivided interest of 1.84% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $2,194,654 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(c)	2,194,654
2,194,654	Undivided interest of 1.86% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $2,194,654 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(c)	2,194,654
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 388,787	Undivided interest of 1.86% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $388,787 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(c)	$ 388,787
2,194,654	Undivided interest of 1.87% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $2,194,654 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(c)	2,194,654
1,794,384	Undivided interest of 2.69% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $1,794,384 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(c)	1,794,384
		9,240,374
SHORT TERM INVESTMENTS — 3.51% (Cost $28,939,936)		$ 28,939,936
TOTAL INVESTMENTS — 101.06% (Cost $658,992,097)		$833,101,485
OTHER ASSETS & LIABILITIES, NET — (1.06)%		$ (8,706,862)
TOTAL NET ASSETS — 100.00%		$824,394,623

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Multi-Manager Large Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $9,049,741 of securities on loan)(a)	$823,861,111
Repurchase agreements, fair value(b)	9,240,374
Cash	378,354
Dividends receivable	300,415
Subscriptions receivable	705,964
Receivable for investments sold	952,397
Total Assets	835,438,615
LIABILITIES:
Payable for investments purchased	1,011,752
Payable for director fees	789
Payable for other accrued fees	20,034
Payable for shareholder services fees	51,945
Payable to investment adviser	448,305
Payable upon return of securities loaned	9,240,374
Redemptions payable	270,793
Total Liabilities	11,043,992
NET ASSETS	$824,394,623
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,048,619
Paid-in capital in excess of par	605,687,619
Net unrealized appreciation	174,109,388
Undistributed net investment income	229,738
Accumulated net realized gain	36,319,259
NET ASSETS	$824,394,623
NET ASSETS BY CLASS
Investor Class	$176,308,772
Institutional Class	$648,085,851
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	17,757,428
Institutional Class	62,728,758
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.93
Institutional Class	$10.33
(a) Cost of investments	$649,751,723
(b) Cost of repurchase agreements	$9,240,374
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Multi-Manager Large Cap Growth Fund
INVESTMENT INCOME:
Interest	$29,739
Income from securities lending	33,640
Dividends	4,248,450
Total Income	4,311,829
EXPENSES:
Management fees	2,596,429
Shareholder services fees – Investor Class	305,647
Audit and tax fees	7,790
Custodian fees	5,503
Director's fees	789
Legal fees	646
Pricing fees	276
Registration fees	4,018
Shareholder report fees	1,655
Transfer agent fees	1,422
Other fees	115
Total Expenses	2,924,290
Less amount waived by investment adviser	7,563
Net Expenses	2,916,727
NET INVESTMENT INCOME	1,395,102
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	26,936,631
Net change in unrealized appreciation on investments	100,052,738
Net Realized and Unrealized Gain	126,989,369
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,384,471
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Multi-Manager Large Cap Growth Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$1,395,102	$3,678,207
Net realized gain	26,936,631	43,092,096
Net change in unrealized appreciation (depreciation)	100,052,738	(3,190,969)
Net Increase in Net Assets Resulting from Operations	128,384,471	43,579,334
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(107,476)	(341,961)
Institutional Class	(1,339,629)	(3,345,114)
From net investment income	(1,447,105)	(3,687,075)
From net realized gains
Investor Class	-	(8,630,830)
Institutional Class	-	(28,741,791)
From net realized gains	0	(37,372,621)
Total Distributions	(1,447,105)	(41,059,696)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,608,506	42,396,077
Institutional Class	37,238,829	127,805,303
Shares issued in reinvestment of distributions
Investor Class	107,476	8,972,791
Institutional Class	1,339,629	32,086,905
Shares issued in connection with fund reorganization
Investor Class	N/A	166,421,844
Institutional Class	N/A	274,841,659
Shares redeemed
Investor Class	(41,436,862)	(77,466,356)
Institutional Class	(97,577,885)	(100,462,801)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(81,720,307)	474,595,422
Total Increase in Net Assets	45,217,059	477,115,060
NET ASSETS:
Beginning of Period	779,177,564	302,062,504
End of Period(a)	$824,394,623	$779,177,564
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Multi-Manager Large Cap Growth Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,003,777	4,910,825
Institutional Class	3,838,735	14,353,996
Shares issued in reinvestment of distributions
Investor Class	10,662	1,045,100
Institutional Class	127,706	3,593,003
Shares issued in connection with fund reorganization
Investor Class	N/A	20,123,659
Institutional Class	N/A	31,978,228
Shares redeemed
Investor Class	(4,463,212)	(8,890,619)
Institutional Class	(10,076,794)	(11,041,840)
Net Increase (Decrease)	(8,559,126)	56,072,352
(a) Including undistributed net investment income:	$229,738	$281,741
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 8.49	0.00 (d)	1.45	1.45	(0.01)	-	(0.01)	$ 9.93	17.03% (e)
12/31/2016	$ 8.85	0.02	0.07	0.09	(0.01)	(0.44)	(0.45)	$ 8.49	1.01%
12/31/2015	$ 9.34	0.00	0.60	0.60	(0.02)	(1.07)	(1.09)	$ 8.85	6.42%
12/31/2014	$ 8.58	0.01	1.05	1.06	(0.07)	(0.23)	(0.30)	$ 9.34	12.26%
12/31/2013	$ 8.84	(0.01)	2.54	2.53	(0.16)	(2.63)	(2.79)	$ 8.58	28.93%
12/31/2012	$ 7.40	0.04	1.44	1.48	(0.04)	-	(0.04)	$ 8.84	20.00%
Institutional Class
06/30/2017(Unaudited)	$ 8.83	0.02	1.50	1.52	(0.02)	-	(0.02)	$10.33	17.23% (e)
12/31/2016	$ 9.19	0.05	0.08	0.13	(0.05)	(0.44)	(0.49)	$ 8.83	1.35%
12/31/2015 (f)	$10.00	0.04	0.27	0.31	(0.04)	(1.08)	(1.12)	$ 9.19	3.05% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$176,309	1.00% (h)	1.00% (h)	0.07% (h)	8% (e)
12/31/2016	$171,472	1.00%	1.00%	0.24%	48%
12/31/2015	$ 26,704	1.00%	1.00%	0.04%	31%
12/31/2014	$335,372	1.00%	1.00%	0.11%	24%
12/31/2013	$316,980	1.03%	1.03%	(0.10%)	230%
12/31/2012	$296,437	1.05%	1.05%	0.49%	35%
Institutional Class
06/30/2017 (Unaudited)	$648,086	0.65% (h)	0.65% (h)	0.42% (h)	8% (e)
12/31/2016	$607,705	0.65%	0.65%	0.61%	48%
12/31/2015 (f)	$275,358	0.65% (h)	0.65% (h)	0.56% (h)	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Multi-Manager Large Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2017

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 804,161,549	$ —	$ —	$ 804,161,549
Short Term Investments	—	28,939,936	—	28,939,936
Total Assets	$ 804,161,549	$ 28,939,936	$ 0	$ 833,101,485
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2017

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$661,248,217
Gross unrealized appreciation on investments	181,064,737
Gross unrealized depreciation on investments	(9,211,469)
Net unrealized appreciation on investments	$171,853,268
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.64% of the Fund’s average daily net assets up to $1 billion dollars, 0.59% of the Fund’s average daily net assets over $1 billion dollars and 0.54% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.65% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Pioneer Investment Management, Inc and J.P. Morgan Investment, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.

Semi-Annual Report - June 30, 2017

3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $65,048,438 and $158,175,625, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $9,049,741 and received collateral as reported on the Statement of Assets and Liabilities of $9,240,374 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Effective July 3, 2017, Pioneer Investment Management, Inc changed its name to Amundi Pioneer Investment Management, Inc.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Company, GWCM and each of Pioneer Investment Management, Inc. and J.P. Morgan Investment Management Inc. (each, a “Sub-Adviser,” collectively, the “Sub-Advisers”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Multi-Manager Large Cap Growth Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of the Sub-Advisers to the Board.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to general supervision and oversight by GWCM and the Board, are responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of the Sub-Advisers every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the Fund was in the third, second, second and third quartiles of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2016, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that the Fund underperformed its benchmark for the one-, three-, five- and ten-year periods ended December 31, 2016. The Board further considered that the Sub-Advisers began managing the Fund in 2013 so underperformance during some of the periods reviewed is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund given the steps that GWCM took in 2013 to replace the prior sub-adviser.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was lower than the average and median management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and the Fund’s total annual operating expense ratio was lower than the average and median expense ratio of its peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Advisers to separate accounts and other products managed by the Sub-Advisers in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Advisers to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and each Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of

GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017